UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2007

Legg Mason Partners Small Cap Value Fund

Schedule of Investments (unaudited)	December 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 2.7%
242,700	Cooper Tire & Rubber Co.	$4,023,966
139,947	Sauer-Danfoss Inc.	3,505,672
173,710	Superior Industries International Inc.	3,156,311
22,300	WABCO Holdings Inc.	1,117,007

	Total Auto Components	11,802,956

Diversified Consumer Services - 1.0%
100,798	Steiner Leisure Ltd. *	4,451,240

Hotels, Restaurants & Leisure - 1.4%
348,330	O’Charleys Inc.	5,217,983
111,400	Ruby Tuesday Inc.	1,086,150

	Total Hotels, Restaurants & Leisure	6,304,133

Household Durables - 3.2%
383,513	Furniture Brands International Inc.	3,858,141
80,553	Snap-on Inc.	3,885,876
183,700	Tupperware Brands Corp.	6,067,611

	Total Household Durables	13,811,628

Leisure Equipment & Products - 0.3%
85,180	Callaway Golf Co.	1,484,687

Multiline Retail - 0.6%
133,984	Dillard’s Inc., Class A Shares	2,516,220

Specialty Retail - 2.9%
128,446	Buckle Inc.	4,238,718
214,714	Cato Corp., Class A Shares	3,362,421
142,500	Lithia Motors Inc., Class A Shares	1,956,525
369,920	West Marine Inc. *	3,321,882

	Total Specialty Retail	12,879,546

Textiles, Apparel & Luxury Goods - 0.9%
211,177	Timberland Co., Class A Shares *	3,818,080

	TOTAL CONSUMER DISCRETIONARY	57,068,490

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 1.9%
203,100	Casey’s General Stores Inc.	6,013,791
59,350	Weis Markets Inc.	2,370,439

	Total Food & Staples Retailing	8,384,230

Food Products - 2.1%
670,395	Del Monte Foods Co.	6,341,937
97,500	Smithfield Foods Inc. *	2,819,700

	Total Food Products	9,161,637

Household Products - 0.5%
438,220	Central Garden and Pet Co., Class A Shares *	2,348,859

	TOTAL CONSUMER STAPLES	19,894,726

ENERGY - 5.9%
Energy Equipment & Services - 2.9%
353,300	ION Geophysical Corp. *	5,575,074
82,690	National-Oilwell Varco Inc. *	6,074,407
59,073	Superior Well Services Inc. *	1,253,529

	Total Energy Equipment & Services	12,903,010

Oil, Gas & Consumable Fuels - 3.0%
174,352	Denbury Resources Inc. *	5,186,972

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 3.0% (continued)
156,823	XTO Energy Inc.	$8,054,404

	Total Oil, Gas & Consumable Fuels	13,241,376

	TOTAL ENERGY	26,144,386

FINANCIALS - 19.8%
Commercial Banks - 8.3%
326,875	Cascade Financial Corp.	4,445,500
188,178	Central Pacific Financial Corp.	3,473,766
135,691	City Bank	3,042,192
42,300	City National Corp.	2,518,965
83,228	Cullen/Frost Bankers Inc.	4,216,331
354,151	First Security Group Inc.	3,176,734
59,509	IBERIABANK Corp.	2,782,046
194,127	Midwest Banc Holdings Inc.	2,411,057
50,330	PAB Bankshares Inc.	635,668
32,400	Tompkins Trustco Inc.	1,257,120
290,300	UCBH Holdings Inc.	4,110,648
267,295	Umpqua Holdings Corp.	4,100,305

	Total Commercial Banks	36,170,332

Diversified Financial Services - 0.6%
123,996	Financial Federal Corp.	2,763,871

Insurance - 4.6%
146,590	Allied World Assurance Holdings Ltd.	7,354,420
211,861	CNA Surety Corp. *	4,192,729
104,230	EMC Insurance Group Inc.	2,467,124
284,400	Meadowbrook Insurance Group Inc. *	2,676,204
55,605	Midland Co.	3,597,088

	Total Insurance	20,287,565

Real Estate Investment Trusts (REITs) - 5.9%
86,443	American Land Lease Inc.	1,714,165
280,000	Annaly Capital Management Inc.	5,090,400
202,600	BioMed Realty Trust Inc.	4,694,242
144,967	Cousins Properties Inc.	3,203,771
60,696	Duke Realty Corp.	1,582,952
118,324	LaSalle Hotel Properties	3,774,535
53,842	Liberty Property Trust	1,551,188
101,400	Mid-America Apartment Communities Inc.	4,334,850

	Total Real Estate Investment Trusts (REITs)	25,946,103

Thrifts & Mortgage Finance - 0.4%
128,860	PMI Group Inc.	1,711,261

	TOTAL FINANCIALS	86,879,132

HEALTH CARE - 7.0%
Biotechnology - 1.4%
74,892	iShares Nasdaq Biotechnology Index Fund	6,079,733

Health Care Equipment & Supplies - 0.8%
217,463	National Dentex Corp. *	3,505,503

Health Care Providers & Services - 3.1%
225,921	Cross Country Healthcare Inc. *	3,217,115
137,970	LifePoint Hospitals Inc. *	4,103,228
23,200	Pediatrix Medical Group Inc. *	1,581,080
211,320	RehabCare Group Inc. *	4,767,379

	Total Health Care Providers & Services	13,668,802

Life Sciences Tools & Services - 0.5%
168,600	Enzo Biochem Inc. *	2,147,964

Pharmaceuticals - 1.2%
350,119	Bentley Pharmaceuticals Inc. *	5,283,296

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
	TOTAL HEALTH CARE	$30,685,298

INDUSTRIALS - 24.7%
Aerospace & Defense - 3.9%
115,346	DRS Technologies Inc.	$6,259,827
132,748	HEICO Corp., Class A Shares	5,655,065
138,409	Limco-Piedmont Inc. *	1,717,656
137,994	Orbital Sciences Corp. *	3,383,613

	Total Aerospace & Defense	17,016,161

Air Freight & Logistics - 0.5%
149,560	Pacer International Inc.	2,183,576

Airlines - 0.7%
448,500	AirTran Holdings Inc. *	3,211,260

Building Products - 3.6%
288,692	Gibraltar Industries Inc.	4,451,631
229,890	Goodman Global Inc. *	5,641,500
246,076	Patrick Industries Inc. *	2,450,917
120,300	Simpson Manufacturing Co. Inc.	3,198,777

	Total Building Products	15,742,825

Commercial Services & Supplies - 2.4%
205,996	TrueBlue Inc. *	2,982,822
60,791	United Stationers Inc. *	2,809,152
108,245	Watson Wyatt Worldwide Inc., Class A Shares	5,023,651

	Total Commercial Services & Supplies	10,815,625

Construction & Engineering - 1.5%
125,592	EMCOR Group Inc. *	2,967,739
85,580	Perini Corp. *	3,544,723

	Total Construction & Engineering	6,512,462

Electrical Equipment - 1.9%
54,800	Hubbell Inc., Class B Shares	2,827,680
120,500	Regal-Beloit Corp.	5,416,475

	Total Electrical Equipment	8,244,155

Machinery - 8.7%
152,566	Albany International Corp., Class A Shares	5,660,198
148,231	IDEX Corp.	5,355,586
119,189	Kaydon Corp.	6,500,568
146,176	Kennametal Inc.	5,534,223
74,940	Mueller Industries Inc.	2,172,511
172,080	RBC Bearings Inc. *	7,478,597
156,638	Wabtec Corp.	5,394,613

	Total Machinery	38,096,296

Marine - 1.5%
140,110	Kirby Corp. *	6,512,313

	TOTAL INDUSTRIALS	108,334,673

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 4.8%
45,381	Bel Fuse Inc., Class B Shares	1,328,302
106,332	Black Box Corp.	3,846,028
195,330	Digi International Inc. *	2,771,733
55,500	Dycom Industries Inc. *	1,479,075
337,400	Foundry Networks Inc. *	5,911,248
218,100	Plantronics Inc.	5,670,600

	Total Communications Equipment	21,006,986

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Value Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 19.0% (continued)
Computers & Peripherals - 0.4%
71,947	Rimage Corp. *	$1,867,024

IT Services - 1.7%
228,261	MedQuist Inc. *	2,462,936
368,037	Perot Systems Corp., Class A Shares *	4,968,500

	Total IT Services	7,431,436

Semiconductors & Semiconductor Equipment - 7.3%
92,132	Cabot Microelectronics Corp. *	3,308,460
674,840	Entegris Inc. *	5,823,869
357,940	Exar Corp. *	2,852,782
358,400	Fairchild Semiconductor International Inc. *	5,171,712
756,500	Kulicke & Soffa Industries Inc. *	5,189,590
212,100	OmniVision Technologies Inc. *	3,319,365
233,200	Verigy Ltd. *	6,336,044

	Total Semiconductors & Semiconductor Equipment	32,001,822

Software - 4.8%
295,653	EPIQ Systems Inc. *	5,147,319
691,400	Lawson Software Inc. *	7,079,936
156,882	McAfee Inc. *	5,883,075
111,500	Sybase Inc. *	2,909,035

	Total Software	21,019,365

	TOTAL INFORMATION TECHNOLOGY	83,326,633

MATERIALS - 1.9%
Construction Materials - 0.2%
8,682	Vulcan Materials Co.	686,659

Containers & Packaging - 1.7%
186,562	AptarGroup Inc.	7,632,252

	TOTAL MATERIALS	8,318,911

UTILITIES - 1.7%
Electric Utilities - 0.3%
33,497	MGE Energy Inc.	1,188,139

Gas Utilities - 1.4%
57,536	New Jersey Resources Corp.	2,877,951
71,484	Northwest Natural Gas Co.	3,478,411

	Total Gas Utilities	6,356,362

	TOTAL UTILITIES	7,544,501

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $357,623,891)	428,196,750

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.8%
Repurchase Agreement - 2.8%
$12,450,000	Interest in $240,762,000 joint tri-party repurchase agreement dated 12/31/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.800% due 1/2/08; Proceeds at maturity - $12,452,628; (Fully collateralized by various U.S. government agency obligations, 0.000% due 7/15/15 to 1/15/30; Market value - $12,699,009) (Cost - $12,450,000)	12,450,000

	TOTAL INVESTMENTS - 100.3% (Cost - $370,073,891#)	440,646,750
	Liabilities in Excess of Other Assets - (0.3)%	(1,342,758)

	TOTAL NET ASSETS — 100.0%	$439,303,992

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$117,586,270
Gross unrealized depreciation	(47,013,411)

Net unrealized appreciation	$70,572,859

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 28, 2008